COMMITMENTS AND CONTINGENCIES (Narrative) (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 $ / shares
Commitments And Contingencies [Line Items]
Outstanding letters of credit | $		$ 2,878
Commercial guarantee	€ 1,700	1,768
Nominal value of issued share capital | € / shares	€ 0.45
Reduced nominal value of share capital | € / shares	€ 0.01
Percentage of annual target bonus equal to EBIDA	10.00%
Related Party [Member]
Commitments And Contingencies [Line Items]
Liability for purchase of shares issued in 2019 | $		1,518	$ 1,518
Balance after reduction of authorized capital	€ 1,500	18,760
Conversion price | $ / shares				$ 0.4
Directors And Certain Employees [Member]
Commitments And Contingencies [Line Items]
Conversion price | $ / shares				$ 0.4
Agency Agreement [Member]
Commitments And Contingencies [Line Items]
Minimum agency fee payable	€ 3,000	$ 3,122